111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                           March 5, 2019

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VI (the “Trust”) (File Nos. 33-34502 and 811-06102) on behalf of MFS® Global Equity Fund, MFS® Global Total Return Fund and MFS® Utilities Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2019.

Please call the undersigned at (617) 954-5655 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President & Associate Counsel

WBW/ccs